16. Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets and goodwill [abstract]
Schedule of changes in intangible assets

When applicable, gains or losses arising from the derecognition of an intangible asset are measured as the difference between the net proceeds from the sale of the asset and its carrying amount, any gain or loss is recognized in the statement of operations in the year the asset is derecognized.

	Balance at 12.31.2019	Additions	Amortization	Write-off	Remeasurement	Exchange rate changes	Transfer	Deconsolidation Sendas	Balance at 12.31.2020

Goodwill	1,314	-	-	-	-	39	15	(618)	750
Tradename	3,062	-	(1)	-	-	713	-	(40)	3,734
Commercial rights (note 16.2)	136	6	-	-	-	-	-	(95)	47
Software	888	191	(179)	(2)	-	19	183	(70)	1,030
	5,400	197	(180)	(2)	-	771	198	(823)	5,561
Lease-right of use:
Right of use Paes Mendonça (*)	780	-	(47)	-	49	-	-	(215)	567
Software	56	1	(21)	-	-	-	-	-	36
	836	1	(68)	-	49	-	-	(215)	603
Total	6,236	198	(248)	(2)	49	771	198	(1,038)	6,164

(*) Correspond to the premium paid for the renewal of the agreement with Paes Mendonça to operate certain stores by 30-year term

	Balance at 12.31.2018	Additions	Business combination (*)	Amortization	Write-off	Remeasurement	Exchange rate changes	Transfer	Deconsolidation Via Varejo	Balance at 12.31.2019

Goodwill	1,148	-	165	-	-	-	3	(1)	-	1,315
Tradename	39	-	2,949	-	-	-	66	8	-	3,062
Commercial rights (note 16.2)	111	24	-	-	-	-	-	-	-	135
Software	621	274	60	(110)	(7)	-	1	124	(75)	888
	1,919	298	3,174	(110)	(7)	-	70	131	(75)	5,400
Lease-right of use:
Right of use Paes Mendonça (**)	819	-	-	(45)	-	6	-	-	-	780
Software	80	-	-	(24)	(1)	-	-	-	1	56
	899	-	-	(69)	(1)	6	-	-	1	836
Total	2,818	298	3,174	(179)	(8)	6	70	131	(74)	6,236

(*) See note 13.1

(**) Correspond to the premium paid for the renewal of the agreement with Paes Mendonça to operate certain stores by 30-year term

Schedule of intangible assets
	Balance at 12.31.2020			Balance at 12.31.2019
	Cost	Accumulated amortization	Net	Cost	Accumulated amortization	Net

Goodwill	2,478	(1,728)	750	2,425	(1,111)	1,314
Tradename	3,736	(2)	3,734	3,062	-	3,062
Commercial rights (note 16.2)	47	-	47	135	1	136
Software	2,012	(982)	1,030	1,715	(827)	888
	8,273	(2,712)	5,561	7,337	(1,937)	5,400
Lease-right of use:
Right of use Paes Mendonça	653	(86)	567	836	(56)	780
Software	120	(84)	36	321	(265)	56
	773	(170)	603	1,157	(321)	836
Total intangibles	9,046	(2,882)	6,164	8,494	(2,258)	6,236

Schedule of reconciliation of additions to intangible assets
	2020	2019

Additions	198	298
Lease	-	(1)
Intangible assets financing - Addition	(1)	(23)
Intangible assets financing - Payments	4	46
Total	201	320